BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Deposit Insurance Corporation	$ 1,640,474				$ 1,640,474
Allowance for doubtful accounts	44,805				44,805	$ 0
Inventory	96,394				96,394	0
Production purchase	1,000				$ 1,000
Net loss	$ (3,452,489)	$ (1,497,773)	$ (1,144,146)	$ (1,361,139)		$ 5,373,015
Convertible Class B Preferred Stock [Member]
Reverse Stock-split description					1 for 75 reverse stock split of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.
Convertible Class B Preferred Stock [Member]
Reverse Stock-split description						On March 26, 2021, we affected a 1 for 75 reverse stock splits of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.
Inventory amount in exchange for notes receivable						$ 63,456
Cancellation of outstanding warrants to purchase aggregate shares of common stock						$ 5,700,000
Net loss							$ 807,511